Note 6 - Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

4. Other Assets

We entered into a Supply and Warranty Agreement and Master Assignment Agreement with Real Goods Solar, Inc. (“Real Goods”), pursuant to which Real Goods has agreed to perform certain warranty work. The terms of the agreement provide that an escrow account be established as a source of funds from which to satisfy our obligation to pay Real Goods for its fees and reimburse it for its expenses for this warranty work. In March 2011, we entered into an Escrow Agreement with Real Goods and deposited $200,000 into an escrow account.  In accordance to the Escrow Agreement, the escrow deposit will be released to us in the amount of $40,000, or one-fifth of the remaining escrow funds, per year after each of the fifth through the ninth anniversary of the escrow agreement, although we believe that the amount may be redeemed earlier. In December 2014, $110,000 of the funds in escrow were returned by Real Goods. As of March 31, 2015, there was $90,000 remaining in escrow, which is included under “Other assets, net” in our condensed consolidated balance sheets.

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2014	December 31, 2013
Prepaid insurance	$116,243	$152,812
Prepaid - other	46,471	68,906
Vendor deposits	117,352	95,792
	$280,066	$317,510